Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	362,687,899.12	22,562
Yield Supplement Overcollateralization Amount 03/31/18	11,640,468.97	0
Receivables Balance 03/31/18	374,328,368.09	22,562
Principal Payments	14,976,928.85	385
Defaulted Receivables	976,932.21	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	10,920,449.69	0
Pool Balance at 04/30/18	347,454,057.34	22,121

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.02%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	6,397,947.32	324
Past Due 61-90 days	2,338,398.82	115
Past Due 91-120 days	225,581.82	17
Past Due 121+ days	0.00	0
Total	8,961,927.96	456

Total 31+ Delinquent as % Ending Pool Balance	2.58%
Total 61+ Delinquent as % Ending Pool Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	513,833.91
Aggregate Net Losses/(Gains) - April 2018	463,098.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.48%
Prior Net Losses Ratio	1.63%
Second Prior Net Losses Ratio	1.29%
Third Prior Net Losses Ratio	1.36%
Four Month Average	1.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.90%

Overcollateralization Target Amount	15,635,432.58
Actual Overcollateralization	15,635,432.58
Weighted Average APR	3.86%
Weighted Average APR, Yield Adjusted	5.74%
Weighted Average Remaining Term	42.48

Flow of Funds	$ Amount

Collections	16,660,251.44
Investment Earnings on Cash Accounts	35,222.32
Servicing Fee	(311,940.31)
Transfer to Collection Account	0.00
Available Funds	16,383,533.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	495,516.99
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,548,318.90
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,339,697.56
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	16,383,533.45

Servicing Fee	311,940.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 04/16/18	346,366,943.66
Principal Paid	14,548,318.90
Note Balance @ 05/15/18	331,818,624.76

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-3
Note Balance @ 04/16/18	253,536,943.66
Principal Paid	14,548,318.90
Note Balance @ 05/15/18	238,988,624.76
Note Factor @ 05/15/18	91.2170324%

Class A-4
Note Balance @ 04/16/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	74,800,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	18,030,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	495,516.99
Total Principal Paid	14,548,318.90
Total Paid	15,043,835.89

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	373,966.99
Principal Paid	14,548,318.90
Total Paid to A-3 Holders	14,922,285.89

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5769675
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9396957
Total Distribution Amount	17.5166632

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4273549
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.5279347
Total A-3 Distribution Amount	56.9552896

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/16/18	12,557,815.00
Investment Earnings	15,358.44
Investment Earnings Paid	(15,358.44)
Deposit/(Withdrawal)	1,339,697.56
Balance as of 05/15/18	13,897,512.56
Change	1,339,697.56

Total Reserve Amount	13,897,512.56